Financing Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2025
Financing Expenses (Income), Net [Abstract]
Schedule of Financing Income (Expenses), Net
	Year ended December 31
	2025	2024	2023

Change in fair value of convertible advance investment	$-	$-	$269
Change in fair value of derivative warrant liability (Note 8)	-	(577)	66
Amortization of discount and accrued interest relating to straight loan received from commercial banks	(45)	(106)	(157)
Change in estimation of maturity date of liability to controlling shareholder	-	-	(12)
Discount amortization relating to liability to controlling shareholder	-	(10)	(48)
Interest due to bank deposits	550	599	97
Exchange rate differences and other finance expenses	(56)	2	7
	$449	$(92)	$222